Inventory (Inventory) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Refined petroleum products	$ 88,630	$ 127,999
Liquefied petroleum gases	45,657	55,490
Transmix	63,026	60,251
Crude oil	17,443	8,065
Additives	7,132	7,055
Total inventory	$ 221,888	$ 258,860